Leases - Operating Lease ROU (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Right of use assets	$ 1,629	$ 1,257
Liabilities:
Current portion - operating leases	674	355
Non-current portion - operating leases	$ 1,683	$ 1,825
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and accrued expenses	Accounts payable and accrued expenses
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities